Inventories (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	March 31, 2025	June 30, 2024
	$	$
Raw materials	258,300	372,695
Work in process	323,714	30,817
Finished goods	231,956	840,812
Inventories	813,970	1,244,324
Inventories consisted of the following:
	June 30, 2024	June 30, 2023
	$	$

Raw materials	372,695	208,737
Work in process	30,817	514,113
Finished goods	840,812	893,506
Inventories	1,244,324	1,616,356